Average Annual Total Returns - Great-West Core Strategies International Equity Fund	Institutional OneYear	Institutional SinceInception	Institutional InceptionDate	Institutional Return After Taxes on Distributions OneYear	Institutional Return After Taxes on Distributions SinceInception	Institutional Return After Taxes on Distributions and Sale of Fund Shares OneYear	Institutional Return After Taxes on Distributions and Sale of Fund Shares SinceInception	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) OneYear	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	8.07%	5.96%	Jun. 25, 2018	4.72%	3.87%	4.72%	3.87%	7.82%	5.85%